TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Tax laws applicable to the Group companies:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, until 2007, the results for tax purposes were adjusted for the changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation (in respect of depreciable assets purchased after the 2007 tax year).

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, the companies are entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

Following the enactment of Amendment No. 60 to the Law, subsequent to April 1, 2005, the income qualifying for tax benefits under the tax benefits track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. In respect of plant expansions executed following Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election.

In March 2007, the Company received a pre-ruling from the Israeli Tax Authority for its request for a Beneficiary Enterprise for the elected tax year 2005 ("the 2005 program"), regarding eligibility for benefits under the Amendment. The Company did not obtained any tax benefits from this program. The benefit period of this program terminated on December 31, 2016.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment"), which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a privileged company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates. The tax rates under the Amendment are: 2011 and 2012 - 15% (in development area A - 10%) and in 2013 - 12.5% (in development area A - 7%).

After the termination of the benefit period of the 2005 program, the Company will apply the Amendment effective from the 2017 tax year.

The Company's Israeli subsidiary applied the Amendment effective from the 2011 tax year.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%). As for changes in tax rates resulting from the enactment of Amendment 73 to the Law, see below.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017.

The new tax tracks under the Amendment are as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Any dividends distributed to "foreign companies", as defined in the Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

Since as of December 31, 2016 definitive criteria to determine the tax benefits had not yet been established, it cannot be concluded that the legislation in respect of technological enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates relating to technological enterprises were not taken into account in the computation of deferred taxes as of December 31, 2016

Accelerated depreciation:

By virtue of the Law, the Company is eligible for deduction of accelerated depreciation on equipment used by the approved enterprise / beneficiary enterprise from the first year of the asset's operation.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

b.	Tax rates applicable to the Group:

1.	The Israeli regular corporate tax rate for Israeli companies was 26.5% in 2014 and 2015 and 25% in 2016.

In January 2016, the Law for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law") was enacted. The Law includes, among others, provisions for the taxation of revaluation gains effective from August 1, 2013. The provisions regarding revaluation gains will become effective only after the publication of regulations defining what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of foreign assets. As of the date of approval of these financial statements, these regulations have not been published.

These changes include, among others, increasing the corporate tax rate from 25% to 26.5%, cancelling the reduction in the tax rates applicable to privileged enterprises (9% in development area A and 16% elsewhere) and, in certain cases, increasing the rate of dividend withholding tax within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

2.	The tax rates of the Company's non-Israeli subsidiaries range between 16%-40%.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

d.	Tax assessments:

Final tax assessments:

The Company received final tax assessments through the 2014 tax year. The Company's Israeli subsidiary received final tax assessments through the 2012 tax year. The subsidiary in Latin America received final tax assessments for 2010 and 2011 tax years.

The remaining subsidiaries have not received final tax assessments since their incorporation, however, the assessments of these subsidiaries are deemed final through the range between 2007-2011 tax years.

e.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2014	2015	2016

Income before taxes as reported in the statements of operations	$3,402	$5,031	$904

Tax rate	26.5%	26.5%	25%

Theoretical tax	$902	$1,333	$226

Increase (decrease) in taxes:

Non-deductible items	746	211	249
Losses and other items for which a valuation allowance was provided	939	579	977
Realization of carryforward tax losses for which valuation allowance was provided	(2,382)	(587)	(541)
Changes in valuation allowance	(1,034)	(567)	(1,602)
Tax rate differences in subsidiaries	571	276	236
Provision for uncertain tax positions	55	147	(230)
Taxes in respect of prior years	-	7	79
Tax withheld against which valuation allowance was provided this year	391	671	602
Investment tax credit	(160)	(158)	(220)
Other	54	11	102

Taxes on income (tax benefit) in the statements of operations	$82	$1,923	$(122)

f.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2014	2015	2016

Current	$1,024	$1,979	$1,485
Deferred	(942)	(56)	(1,607)

	$82	$1,923	$(122)

Domestic	$295	$966	$407
Foreign	(213)	957	(529)

	$82	$1,923	$(122)
g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2015	2016
Deferred tax assets:
Operating loss carry forwards	$6,178	$4,781
Reserves and tax allowances	2,646	2,936

Total deferred taxes before valuation allowance	8,824	7,717
Valuation allowance	(7,276)	(5,603)

Deferred tax assets, net:	1,548	2,114

Deferred tax liabilities:	666	167

Net deferred tax assets	$882	$1,947

Foreign	$882	$1,947

h.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2014	2015	2016

Domestic	$(923)	$(1,484)	$(1,482)
Foreign	4,325	6,515	2,386

	$3,402	$5,031	$904

i.	Net operating carry forward tax losses:

The Company has estimated total available carry forward tax losses of $ 3,603 to offset against future taxable income. As of December 31, 2016, the Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses.

The Parent Company's subsidiaries have estimated total available carry forward tax losses of $ 14,330, which may be used to offset against future taxable income, for periods ranging between 1 to 20 years. As of December 31, 2016, the Parent Company recorded a partial valuation allowance for its subsidiaries' carry forward tax losses due to the uncertainty of their future realization.

Utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

j.	Uncertain tax positions:

As of December 31, 2015 and 2016 balances in respect to ASC 740, "Income Taxes" amounted to $ 893 and $ 663, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2015	2016

Balance at the beginning of the year	$758	$893

Additions based on tax positions taken related to the current year	293	45
Reductions related to settlement of tax matters and limitation	(146)	(275)
Foreign currency translation adjustments	(12)	-

Balance at the end of the year	$893	$663

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate